Fair Value Quantitative and Qualitative Disclosures - Summary of Comparison Between the Fair Value and the Carrying Amount of Financial Instruments (Detail) - ARS ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
FINANCIAL ASSETS
Cash and deposits in banks		$ 2,690,638,558	$ 2,619,925,301	[1]	$ 1,695,935,607
Repo transactions	[1]		1,340,514,525
Other financial assets		501,979,459	381,065,428
Loans and other financing		5,801,660,825	3,993,039,837
Other debt securities		2,687,165,137	303,225,252
Financial assets delivered as guarantee		246,153,453	234,449,160
Financial assets		11,927,597,432	8,872,219,503
Financial liabilities
Deposits		8,422,705,887	7,339,158,200
Repo transactions		18,956,694	51,395,109
Other financial liabilities		1,031,875,594	815,507,243	[1]
Financing received from the BCRA and other financial institutions		43,472,692	43,115,043
Issued corporate bonds		14,789,758	128,184,411
Subordinated corporate bonds		417,675,451	714,760,748
Financial liabilities		9,949,476,076	9,092,120,754
Level 1 [member]
FINANCIAL ASSETS
Cash and deposits in banks		2,690,638,558	2,619,925,297
Repo transactions			1,340,514,525
Other financial assets		501,979,459	381,065,428
Other debt securities		2,470,198,227	200,413,016
Financial assets delivered as guarantee		246,158,423	234,451,717
Financial assets		5,908,974,667	4,776,369,983
Financial liabilities
Deposits		5,542,870,685	4,554,539,815
Repo transactions		18,956,694	51,395,109
Other financial liabilities		1,008,593,413	789,093,751
Financing received from the BCRA and other financial institutions		41,572,590	17,002,115
Financial liabilities		6,611,993,382	5,412,030,790
Level 2 [member]
FINANCIAL ASSETS
Other debt securities		61,476,176	121,001,588
Financial assets		61,476,176	121,001,588
Financial liabilities
Other financial liabilities		27,797,386	25,330,165
Financing received from the BCRA and other financial institutions		1,900,102	13,375,602
Issued corporate bonds		14,789,758	129,896,019
Subordinated corporate bonds		402,425,288	605,112,609
Financial liabilities		446,912,534	773,714,395
Level 3 [member]
FINANCIAL ASSETS
Loans and other financing		5,432,217,583	3,510,864,322
Financial assets		5,432,217,583	3,510,864,322
Financial liabilities
Deposits		2,896,392,407	2,788,023,459
Financial liabilities		2,896,392,407	2,788,023,459
At fair value [member]
FINANCIAL ASSETS
Cash and deposits in banks		2,690,638,558	2,619,925,297
Repo transactions			1,340,514,525
Other financial assets		501,979,459	381,065,428
Loans and other financing		5,432,217,583	3,510,864,322
Other debt securities		2,531,674,403	321,414,604
Financial assets delivered as guarantee		246,158,423	234,451,717
Financial assets		11,402,668,426	8,408,235,893
Financial liabilities
Deposits		8,439,263,092	7,342,563,274
Repo transactions		18,956,694	51,395,109
Other financial liabilities		1,036,390,799	814,423,916
Financing received from the BCRA and other financial institutions		43,472,692	30,377,717
Issued corporate bonds		14,789,758	129,896,019
Subordinated corporate bonds		402,425,288	605,112,609
Financial liabilities		$ 9,955,298,323	$ 8,973,768,644

[1]	See Note 3.